Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
AV Homes Inc [Member]
Advertising Costs
Advertising costs	$ 0.9	$ 1.1	$ 2.9	$ 3.0